Property, Plant, and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018
Property Plant And Equipment [Abstract]
Components of property, plant and equipment

Property, plant, and equipment consist of the following:

(in thousands)	September 30, 2019	December 31, 2018	Estimated Useful Life
Buildings and land	$589	$589	30 years - Buildings
Enterprise hardware and software	1,739	1,742	3 years
Leaseholds	1,687	1,701	Lesser of lease term or estimated useful life
Equipment	1,002	1,002	7 years
Furniture	197	198	5 years

Property, plant and equipment, gross	5,214	5,232
Accumulated depreciation	(4,458)	(4,307)

Property, plant and equipment, net	$756	$925

Property, plant, and equipment consists of:

(in thousands)	December 31, 2018	December 31, 2017	Estimated Useful Life
Buildings and land	$589	$579	30 years-Buildings
Enterprise hardware and software	1,742	1,744	3 years
Leaseholds	1,701	1,705	Lesser of lease term or estimated useful life
Equipment	1,002	971	7 years
Furniture	198	175	5 years

Property, plant and equipment, gross	5,232	5,174
Accumulated depreciation	(4,307)	(3,876)

Property, plant and equipment, net	$925	$1,298